Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2015
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mft
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 16, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
USAA FLEXIBLE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA FLEXIBLE INCOME FUND Fund Shares, Institutional Shares, and Adviser Shares SUPPLEMENT DATED NOVEMBER 16, 2015 TO THE FUND'S PROSPECTUS DATED MAY 1, 2015
Objective, Primary	rr_ObjectivePrimaryTextBlock

This Supplement updates certain information contained in the above-dated prospectus for the USAA Flexible Income Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example and to update you on a portfolio manager change for the Fund.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Institutional Shares and Adviser Shares is not continued beyond one year.

Expense Example Closing	rr_ExpenseExampleClosingTextBlock

Effective as of the date of this Supplement, Brian W. Smith will become a co-manager of the Fund. The following information is hereby added to the prospectus on pages 7 and 24, respectively.

Brian W. Smith, CFA, CPA, Executive Director Mutual Funds Portfolios, has co-managed the Fund since November 2015.

Brian W. Smith, CFA, CPA, Executive Director Mutual Funds Portfolios, has co-managed the Fund since November 2015. Mr. Smith has 16 years of investment management experience and has worked for USAA for 30 years. Education:  B.B.A., University of Texas at San Antonio, M.B.A., University of Texas at San Antonio. He is a member of the CFA Institute and the CFA Society of San Antonio.

Please Retain This Supplement For Your Future Reference.

98450-1115

USAA FLEXIBLE INCOME FUND | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
USAA FLEXIBLE INCOME FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,055
USAA FLEXIBLE INCOME FUND | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,822